Description of Organization and Business Operations - Additional Information (Detail) - USD ($)		3 Months Ended	6 Months Ended
	Aug. 18, 2020	Mar. 31, 2021	Dec. 31, 2020
Proceeds from sales of issuance initial public offering units	$ 690,000,000
Underwriters of their overallotment option	$ 9,000,000
Initial public offering per units	$ 10.00	$ 10.00	$ 10.00
Proceeds from issuance initial public offering	$ 690,000,000
Proceeds from sales of Private Placement warrants		$ 15,800,000	$ 15,800,000
Proceeds from Issuance of private placement		15,800,000	15,800,000
Business acquisition transaction costs		38,924,273	38,924,273
Payment of stock issuance costs		13,800,000	13,800,000
Other offering costs		$ 974,273	$ 974,273
Maturity of investments days	185 days
Business acquisition percentage of voting interests acquired		50.00%	50.00%
Deferred underwriting fee		$ 24,150,000	$ 24,150,000
Business combinations and acquisitions tangible assets		$ 5,000,001	$ 5,000,001
Percentage of initial public offering shares		15.00%	15.00%
Percentage of initial public offering shares redemption		100.00%	100.00%
Payment of dissolution expenses		$ 100,000	$ 100,000
Over-Allotment Option [Member]
Sale of stock, price per share		$ 10.00	$ 10.00
Private Placement [Member]
Sale of stock, price per share		$ 1.00	$ 1.00
Common Class A [Member]
Proceeds from sales of issuance initial public offering units	$ 69,000,000